MoA Clear Passage 2070 Fund Annual Fund Operating Expenses - MoA Clear Passage 2070 Fund	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
MoA Clear Passage 2070 Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	11.68%	[1]
Acquired Fund Fees and Expenses	0.23%	[2]
Expenses (as a percentage of Assets)	11.96%
Fee Waiver or Reimbursement	(11.60%)	[3]
Net Expenses (as a percentage of Assets)	0.36%

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses (“AFFEs”) reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The AFFEs are estimated, as the Fund commenced operations on or after May 1, 2025.
[3]	The Adviser has contractually agreed to waive its advisory fee and/or reimburse the Fund’s ordinary operating expenses to the extent necessary to limit the ordinary operating expenses (other than shareholder services fees, taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, any investment-related expenses, any extraordinary expenses, and the investment advisory fee) to an amount not to exceed the annual rate of 0.08% based on the Fund’s average daily net assets. This contractual obligation may not be terminated before April 30, 2026, without the consent of the Board of Directors.